Supplement dated December 17, 2003 to the Prospectus dated May 1, 2003 for Pacific One, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following information. No other terms of your Contract will change as a result of the transactions described in this supplement as follows:

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying Portfolio for the Telecommunications Variable Investment Option, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying Portfolio for the Global Growth Variable Investment Option, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying Portfolio for the Research Variable Investment Option, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of Investment Options:	At the same time that the reorganizations occur, the corresponding Subaccount Units of the:
• Telecommunications • Global Growth • Research

•   Telecommunications Variable Investment Option will automatically be transferred to the Technology Variable Investment Option in exchange for corresponding units of that Investment Option

•   Global Growth Variable Investment Option will automatically be transferred to the International Large-Cap Variable Investment Option account in exchange for corresponding units of that Investment Option

•   Research Variable Investment Option will automatically be transferred to the Diversified Research Variable Investment Option in exchange for corresponding units of that Investment Option.

The Telecommunications Variable Investment Option, Global Growth Variable Investment Option and Research Variable Investment Option will cease to exist.

You need not take any action regarding any reorganization. The transfer of any Subaccount Units you hold in the Telecommunications Variable Investment Option, Global Growth Variable Investment Option or Research Variable Investment Option will occur automatically on the reorganization date.

If you do not wish to participate in an Investment Option in which you’ve acquired Subaccount Units as the result of any reorganization, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•  the Telecommunications Investment Option, the instruction will be deemed an instruction for the Technology Investment Option

•  the Global Growth Investment Option, the instruction will be deemed an instruction for the International Large-Cap Investment Option

•  the Research Investment Option, the instruction will be deemed an instruction for the Diversified Research Investment Option.

This includes, but is not limited to, instructions for initial and additional Investment allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing, earnings sweep, and dollar cost averaging programs), and partial withdrawals.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of Variable Account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

The OVERVIEW OF PACIFIC ONE — Pacific Select Fund Annual Operating Expenses section is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated).

This table shows the minimum and maximum total operating expenses charged by the Portfolios of Pacific Select Fund that you may pay periodically during the time that you own the contract. This table shows the range (minimum and maximum) of fees and expenses charged by any of the Portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in the Fund’s Prospectus.

	Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
	Gross expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.29%	1.31%

[1]   To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004.

    Gross expenses include an adjustment for a reduction in advisory fees, but do not include a deduction for any reimbursement of advisory fees, recaptured 12b-1 distribution expenses or offsets for custodian credits.

The OVERVIEW OF PACIFIC ONE — Examples section is replaced.

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the optional combination of Riders whose cumulative expenses totaled more than any other optional combination), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2002. Premium taxes and/or any other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered annuitized, or left the money in your Contract:

	Maximum
	1 Year*	3 Years*	5 Years*	10 Years*
	$354	$1,080	$1,825	$3,786

	Minimum
	1 Year*	3 Years*	5 Years*	10 Years*
	$177	$547	$941	$2,040

*   In calculating the examples above, we used the maximum and minimum gross operating expenses of all the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus.

The International Large Cap Portfolio will have a new manager.	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap Portfolio.
ADDITIONAL INFORMATION — Inquiries and Submitting Forms and Requests is amended.

Paragraph 7 of the Inquiries and Submitting Forms and Requests section is replaced with the following:

Investments after your initial Investment, loan requests, transfer requests, loan repayments and withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will normally be effective at the end of the same Business Day that we receive them in “proper form,” unless the transaction or event is scheduled to occur on another day. Generally, whenever you submit any other form, notice or request, your instructions will be effective on the next Business Day after we receive them in “proper form” unless the transaction or event is scheduled to occur on another day. “Proper form” means in a form satisfactory to us and may require, among other things, a signature guarantee or other verification of authenticity. We do not generally require a signature guarantee unless it appears that your signature may have changed over time or the signature does not appear to be yours; an executed application or confirmation of application, as applicable, in proper form is not received by us; or, to protect you or us. Requests regarding death benefit proceeds must be accompanied by both proof of death and instructions regarding payment satisfactory to us. You should call your registered representative or us if you have questions regarding the required form of a request.

ADDITIONAL INFORMATION — Telephone and Electronic Transactions is amended.

Paragraph 1 of the Telephone and Electronic Transactions section is replaced with the following:

You are automatically entitled to make certain transactions by telephone or, to the extent available, electronically. You may also authorize other people to make certain transaction requests by telephone or, to the extent, available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, on any Business Day will usually be effective at the end of that day, and we will provide you confirmation of each telephone or electronic transaction.

TERMS USED IN THIS PROSPECTUS is amended.

Sentence 7 of the definition for Unit Value is replaced with the following:

Unit Value of a Subaccount Unit or Subaccount Annuity Unit on any Business Day is measured as of the time of the close of the New York Stock Exchange, which is usually 4:00 p.m., Eastern time, although it occasionally closes earlier.

APPENDIX A — STATE LAW VARIATIONS is amended.

Effective December 31, 2003, the Right To Cancel (“Free Look”) section is amended to include the following:

For residents of the state of Arizona over the age of 65, the Free Look period is a 30-day period beginning on the day you receive your Contract.

Supplement dated December 17, 2003 to the Prospectus dated May 1, 2003 for Pacific One Select, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following information. No other terms of your Contract will change as a result of the transactions described in this supplement as follows:

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying Portfolio for the Telecommunications Variable Investment Option, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying Portfolio for the Global Growth Variable Investment Option, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying Portfolio for the Research Variable Investment Option, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of Investment Options:	At the same time that the reorganizations occur, the corresponding Subaccount Units of the:
• Telecommunications • Global Growth • Research

•   Telecommunications Variable Investment Option will automatically be transferred to the Technology Variable Investment Option in exchange for corresponding units of that Investment Option

•   Global Growth Variable Investment Option will automatically be transferred to the International Large-Cap Variable Investment Option account in exchange for corresponding units of that Investment Option

•   Research Variable Investment Option will automatically be transferred to the Diversified Research Variable Investment Option in exchange for corresponding units of that Investment Option.

The Telecommunications Variable Investment Option, Global Growth Variable Investment Option and Research Variable Investment Option will cease to exist.

You need not take any action regarding any reorganization. The transfer of any Subaccount Units you hold in the Telecommunications Variable Investment Option, Global Growth Variable Investment Option or Research Variable Investment Option will occur automatically on the reorganization date.

If you do not wish to participate in an Investment Option in which you’ve acquired Subaccount Units as the result of any reorganization, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•  the Telecommunications Investment Option, the instruction will be deemed an instruction for the Technology Investment Option

•  the Global Growth Investment Option, the instruction will be deemed an instruction for the International Large-Cap Investment Option

•  the Research Investment Option, the instruction will be deemed an instruction for the Diversified Research Investment Option.

This includes, but is not limited to, instructions for initial and additional Investment allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing, earnings sweep, and dollar cost averaging programs), and partial withdrawals.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of Variable Account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

The OVERVIEW OF PACIFIC ONE SELECT — Pacific Select Fund Annual Operating Expenses section is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated).

This table shows the minimum and maximum total operating expenses charged by the Portfolios of Pacific Select Fund that you may pay periodically during the time that you own the contract. This table shows the range (minimum and maximum) of fees and expenses charged by any of the Portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in the Fund’s Prospectus.

	Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
	Gross expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.29%	1.31%

[1]   To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004.

Gross expenses include an adjustment for a reduction in advisory fees, but do not include a deduction for any reimbursement of advisory fees, recaptured 12b-1 distribution expenses or offsets for custodian credits.

2

The OVERVIEW OF PACIFIC ONE SELECT — Examples section is replaced.

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the optional combination of Riders whose cumulative expenses totaled more than any other optional combination), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2002. Premium taxes and/or any other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered annuitized, or left the money in your Contract:

	Maximum
	1 Year*	3 Years*	5 Years*	10 Years*
	$383	$1,166	$1,966	$4,049

	Minimum
	1 Year*	3 Years*	5 Years*	10 Years*
	$197	$609	$1,046	$2,260

*   In calculating the examples above, we used the maximum and minimum gross operating expenses of all the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus.

The International Large Cap Portfolio will have a new manager.	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap Portfolio.
ADDITIONAL INFORMATION — Inquiries and Submitting Forms and Requests is amended.

Paragraph 7 of the Inquiries and Submitting Forms and Requests section is replaced with the following:

Investments after your initial Investment, loan requests, transfer requests, loan repayments and withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will normally be effective at the end of the same Business Day that we receive them in “proper form,” unless the transaction or event is scheduled to occur on another day. Generally, whenever you submit any other form, notice or request, your instructions will be effective on the next Business Day after we receive them in “proper form” unless the transaction or event is scheduled to occur on another day. “Proper form” means in a form satisfactory to us and may require, among other things, a signature guarantee or other verification of authenticity. We do not generally require a signature guarantee unless it appears that your signature may have changed over time or the signature does not appear to be yours; an executed application or confirmation of application, as applicable, in proper form is not received by us; or, to protect you or us. Requests regarding death benefit proceeds must be accompanied by both proof of death and instructions regarding payment satisfactory to us. You should call your registered representative or us if you have questions regarding the required form of a request.

3

ADDITIONAL INFORMATION — Telephone and Electronic Transactions is amended.

Paragraph 1 of the Telephone and Electronic Transactions section is replaced with the following:

You are automatically entitled to make certain transactions by telephone or, to the extent available, electronically. You may also authorize other people to make certain transaction requests by telephone or, to the extent, available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, on any Business Day will usually be effective at the end of that day, and we will provide you confirmation of each telephone or electronic transaction.

TERMS USED IN THIS PROSPECTUS is amended.

Sentence 7 of the definition for Unit Value is replaced with the following:

Unit Value of a Subaccount Unit or Subaccount Annuity Unit on any Business Day is measured as of the time of the close of the New York Stock Exchange, which is usually 4:00 p.m., Eastern time, although it occasionally closes earlier.

APPENDIX A — STATE LAW VARIATIONS is amended.

Effective December 31, 2003, the Right To Cancel (“Free Look”) section is amended to include the following:

For residents of the state of Arizona over the age of 65, the Free Look period is a 30-day period beginning on the day you receive your Contract.

4